Popular, Inc. (Holding company only) financial information	12 Months Ended
Dec. 31, 2018
Disclosure Text Block
Popular, Inc (Holding Company Only) Financial Information

Note 40 - Popular, Inc. (holding company only) financial information

The following condensed financial information presents the financial position of Popular, Inc. Holding Company only at December 31, 2018 and 2017, and the results of its operations and cash flows for the years ended December 31, 2018

Condensed Statements of Condition
	December 31,
(In thousands)	2018	2017
ASSETS
Cash and due from banks (includes $68,022 due from bank subsidiary (2017 - $47,663))	$68,022	$47,663
Money market investments	176,256	246,457
Debt securities held-to-maturity, at amortized cost (includes $8,726 in common
securities from statutory trusts (2017 - $8,726))	8,726	8,726
Equity securities, at lower of cost or realizable value[1]	6,693	5,109
Investment in BPPR and subsidiaries, at equity	3,813,640	3,727,383
Investment in Popular North America and subsidiaries, at equity	1,648,577	1,534,640
Investment in other non-bank subsidiaries, at equity	241,902	232,387
Other loans	32,678	33,221
Less - Allowance for loan losses	155	266
Premises and equipment	3,394	3,365
Investment in equity method investees	62,781	49,777
Other assets (includes $1,355 due from subsidiaries and affiliate (2017 - $1,096))	20,281	18,025
Total assets	$6,082,795	$5,906,487

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$584,851	$737,685
Other liabilities (includes $3,110 due to subsidiaries and affiliate (2017 - $2,033))	62,799	64,813
Stockholders’ equity	5,435,145	5,103,989
Total liabilities and stockholders’ equity	$6,082,795	$5,906,487
[1] Refer to Note 20 to the consolidated financial statements for information on the statutory trusts.

Condensed Statements of Operations
	Years ended December 31,
(In thousands)	2018	2017	2016
Income:
Dividends from subsidiaries	$453,200	$211,500	$102,300
Interest income (includes $6,121 due from subsidiaries and affiliates (2017 - $3,183;
2016 - $1,965))	8,366	4,238	2,141
Earnings from investments in equity method investees	15,498	11,761	12,352
Other operating income	253	86	-
Net (loss) gain, including impairment, on equity securities	(777)	-	1,767
Net gain on trading account debt securities	-	266	90
Total income	476,540	227,851	118,650
Expenses:
Interest expense	51,218	52,470	52,470
Provision (reversal) for loan losses	(251)	403	(35)
Loss on early extinguishment of debt	12,522	-	-
Operating expenses (includes expenses for services provided by subsidiaries and affiliate of $10,511 (2017 - $8,225 ; 2016 - $8,160)), net of reimbursement by subsidiaries for
services provided by parent of $90,807 (2017 - $76,720 ; 2016 - $74,573)	3,656	(1,773)	(4,208)
Total expenses	67,145	51,100	48,227
Income before income taxes and equity in undistributed
earnings of subsidiaries	409,395	176,751	70,423
Income tax expense	-	-	19
Income before equity in undistributed earnings of subsidiaries	409,395	176,751	70,404
Equity in undistributed earnings (losses) of subsidiaries	208,763	(69,070)	145,152
Income from continuing operations	618,158	107,681	215,556
Equity in undistributed earnings of discontinued operations	-	-	1,135
Net income	$618,158	$107,681	$216,691
Comprehensive income, net of tax	$540,836	$77,315	$153,291

Condensed Statements of Cash Flows
	Years ended December 31,
(In thousands)	2018	2017	2016
Cash flows from operating activities:
Net income	$618,158	$107,681	$216,691
Adjustments to reconcile net income to net cash provided by
operating activities:
Equity in (earnings) losses of subsidiaries,
net of dividends or distributions	(208,763)	69,070	(146,287)
Provision (reversal) for loan losses	(251)	403	(35)
Amortization of intangibles	41	-	-
Net accretion of discounts and amortization of premiums and deferred fees	2,022	2,086	2,087
Share-based compensation	7,441	-	-
Earnings from investments under the equity method, net of dividends or distributions	(14,333)	(7,765)	(7,572)
Deferred income tax expense	-	-	19
Loss on early extinguishment of debt	12,522	-	-
Net (increase) decrease in:
Equity securities	(1,583)	(1,346)	(524)
Other assets	344	8,696	(190)
Net (decrease) increase in:
Interest payable	(10,288)	-	-
Other liabilities	8,059	3,230	(3,854)
Total adjustments	(204,789)	74,374	(156,356)
Net cash provided by operating activities	413,369	182,055	60,335
Cash flows from investing activities:
Net decrease in money market investments	70,000	6,000	10,008
Capital contribution to subsidiaries	(87,000)	(5,955)	-
Net repayments on other loans	536	181	35
Return of capital from equity method investments	-	-	315
Return of capital from wholly owned subsidiaries	13,000	22,400	14,000
Acquisition of loans portfolio	-	(31,909)	-
Acquisition of trademark	-	(5,560)	-
Acquisition of premises and equipment	(1,099)	(965)	(953)
Proceeds from sale of:
Premises and equipment	293	23	56
Foreclosed assets	-	38	434
Net cash (used in) provided by investing activities	(4,270)	(15,747)	23,895
Cash flows from financing activities:
Payments of notes payable	(448,518)	-	-
Payments of debt extinguishment	(12,522)	-	-
Proceeds from issuance of notes payable	293,819	-	-
Proceeds from issuance of common stock	11,653	7,016	7,437
Dividends paid	(105,441)	(95,910)	(65,932)
Net payments for repurchase of common stock	(125,731)	(75,668)	(475)
Payments related to tax withholding for
share-based compensation	(2,201)	(1,756)	(1,623)
Net cash used in financing activities	(388,941)	(166,318)	(60,593)
Net increase (decrease) in cash and due from banks, and restricted cash	20,158	(10)	23,637
Cash and due from banks, and restricted cash at beginning of period	48,120	48,130	24,493
Cash and due from banks, and restricted cash at end of period	$68,278	$48,120	$48,130

Popular, Inc. (parent company only) received dividend distributions from its direct equity method investees amounting to $1.2 million for the year ended December 31, 2018 (2017 - $3.5 million).

Notes payable include junior subordinated debentures issued by the Corporation that are associated to capital securities issued by the Popular Capital Trust I, Popular Capital Trust II and Popular Capital Trust III and medium-term notes. Refer to Note 20 for a description of significant provisions related to these junior subordinated debentures. The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2018:

Year	(In thousands)
2019	$-
2020	-
2021	-
2022	-
2023	294,039
Later years	290,812
No stated maturity	-
Total	$584,851